Tax Expense - Additional Information (Details)	Feb. 28, 2019 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	$ 0
Unutilised Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses	$ 2,000,000